Property and Equipment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
Depreciation expense	$ 715,000	$ 607,000	$ 1,427,000	$ 1,187,000	$ 2,499,000	$ 2,072,000